Business Combination - Additional Information (Detail) - Planet Labs Inc [Member] - USD ($)		12 Months Ended
	Mar. 11, 2019	Jan. 31, 2021	Jan. 31, 2020
Business Acquisition [Line Items]
Business combination, Consideration transferred	$ 17,229,000
Boundless Acquisition [Member]
Business Acquisition [Line Items]
Business combination, Consideration transferred	17,200
Payments to acquire businesses, Net of cash acquired	2,500
Business combination, Consideration transferred, Equity interests issued and issuable	2,500
Business acquisition, Goodwill, Expected tax deductible amount	0
Business combination, Acquisition related costs	1,100		$ 200
Business combination, Revenue of Acquiree included in operating results, Actual		$ 1,400	4,300
Business combination, Net income loss from operations of Acquiree included in operating results, Actual		$ 400	$ 300
Series D Convertible Preferred Stock [Member] | Boundless Acquisition [Member]
Business Acquisition [Line Items]
Payments to acquire businesses, Net of cash acquired	14,800
Business combination, Consideration transferred, Equity interests issued and issuable	$ 14,800
Business acquisition, Share price	$ 14.38